Convertible promissory notes (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2022	Aug. 03, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from issuance of convertible promissory notes, net of fees					$ 1,240,970
Common stock warrants issued						1,034,176	1,034,176
Loss on issuance of debt			$ (88,234)		(391,246)		$ (53,541)
Fair value loss			(151,195)		(255,145)
Conversion agreement with certain holders of 2022 Notes
Debt Instrument [Line Items]
Principal balance		$ 1,000,000.0
Conversion price (per share)		$ 4.20
Convertible notes outstanding	$ 1,200,000
Shares converted	238,094
Conversion agreement with an additional holder of 2022 Notes
Debt Instrument [Line Items]
Principal balance		$ 255,555
Convertible notes outstanding	$ 300,000
Conversion agreement with an additional holder of 2022 Notes | Series X Preferred Stock
Debt Instrument [Line Items]
Shares converted	2,555	2,555
2022 Notes
Debt Instrument [Line Items]
Principal balance			1,500,000	$ 1,500,000	1,500,000
Financing fee			100,000	100,000	100,000
Original issue discount			$ 200,000	200,000	$ 200,000
Proceeds from issuance of convertible promissory notes, net of fees				$ 1,200,000
Interest rate per annum			10.00%	10.00%	10.00%
Maturity period				12 months
Percent of beneficial ownership limitation			9.99%	9.99%	9.99%
Conversion price (per share)	$ 4.20		$ 7.00	$ 7.00	$ 7.00
Percent of offering price	80.00%			80.00%
Number of warrants exchanged			195,140	195,140	195,140
Exercise price of warrants (in dollars per share)			$ 7.00	$ 7.00	$ 7.00
Percent of qualified offering price				80.00%
Warrants expiry term			5 years	5 years	5 years
Adjusted exercise price per share				$ 3.00
2022 Notes, original issue discount			$ 300,000	$ 300,000	$ 300,000
Offering price per share	$ 5.25
Convertible notes outstanding					200,000
Shares converted						1,137,594
Loss on issuance of debt					400,000
Fair value loss					$ 250,000